Vanguard® Tax-Managed Capital Appreciation Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Basic Materials (1.7%)
	Linde plc	205,547	95,440
	Freeport-McMoRan Inc.	587,143	27,607
	Ecolab Inc.	113,298	26,160
	Fastenal Co.	261,986	20,210
	Southern Copper Corp.	151,825	16,172
	Celanese Corp. Class A	91,133	15,662
	Air Products and Chemicals Inc.	63,253	15,324
	Reliance Inc.	43,502	14,537
	Nucor Corp.	71,100	14,071
	LyondellBasell Industries NV Class A	122,525	12,532
	Alcoa Corp.	363,851	12,295
	Albemarle Corp.	92,422	12,176
	Newmont Corp.	308,907	11,071
	Steel Dynamics Inc.	59,902	8,879
*	Cleveland-Cliffs Inc.	373,692	8,498
	Mosaic Co.	259,163	8,412
	FMC Corp.	130,447	8,309
	Dow Inc.	121,066	7,013
	Element Solutions Inc.	178,298	4,454
*	MP Materials Corp.	272,293	3,894
	Scotts Miracle-Gro Co.	48,965	3,652
*	RBC Bearings Inc.	12,972	3,507
	Westlake Corp.	18,022	2,754
	CF Industries Holdings Inc.	31,726	2,640
	Hexcel Corp.	34,752	2,532
	Eastman Chemical Co.	18,581	1,862
	Avery Dennison Corp.	7,027	1,569
	International Paper Co.	35,745	1,395
	United States Steel Corp.	24,784	1,011
	Royal Gold Inc.	7,388	900
	Ashland Inc.	2,950	287
	Sylvamo Corp.	3,516	217
	International Flavors & Fragrances Inc.	2,172	187
	NewMarket Corp.	39	25
*	Valvoline Inc.	549	24
	Timken Co.	248	22
			365,300
Consumer Discretionary (14.4%)
*	Amazon.com Inc.	3,883,082	700,430
*	Tesla Inc.	920,445	161,805
	Home Depot Inc.	401,901	154,169

		Shares	Market Value ($000)
	Costco Wholesale Corp.	187,416	137,307
*	Netflix Inc.	192,266	116,769
	Walmart Inc.	1,804,989	108,606
	Walt Disney Co.	879,684	107,638
	McDonald's Corp.	277,959	78,371
	Lowe's Cos. Inc.	281,040	71,589
*	Uber Technologies Inc.	826,441	63,628
*	Copart Inc.	1,059,800	61,384
	Booking Holdings Inc.	14,501	52,608
*	O'Reilly Automotive Inc.	42,777	48,290
*	AutoZone Inc.	14,067	44,334
	Marriott International Inc. Class A	175,639	44,315
	Starbucks Corp.	470,271	42,978
	NIKE Inc. Class B	451,419	42,424
	TJX Cos. Inc.	408,488	41,429
	General Motors Co.	820,248	37,198
	DR Horton Inc.	212,890	35,031
*	Chipotle Mexican Grill Inc. Class A	10,692	31,079
	Ross Stores Inc.	204,421	30,001
	Target Corp.	161,353	28,593
*	NVR Inc.	3,373	27,321
	PulteGroup Inc.	218,687	26,378
*	Airbnb Inc. Class A	157,970	26,059
*	Dollar Tree Inc.	181,078	24,111
	Lennar Corp. Class A	130,676	22,474
	Tempur Sealy International Inc.	387,514	22,019
*	Aptiv plc	245,816	19,579
	Yum! Brands Inc.	140,313	19,454
	Hilton Worldwide Holdings Inc.	85,474	18,232
*	Spotify Technology SA	68,431	18,059
	eBay Inc.	341,246	18,011
	Estee Lauder Cos. Inc. Class A	115,727	17,839
	PVH Corp.	110,051	15,474
	Electronic Arts Inc.	113,009	14,993
	Delta Air Lines Inc.	307,256	14,708
*	Lululemon Athletica Inc.	37,140	14,509
*	United Airlines Holdings Inc.	292,487	14,004
*	Royal Caribbean Cruises Ltd.	97,212	13,513
*	CarMax Inc.	146,898	12,796
*	Live Nation Entertainment Inc.	119,200	12,608
*	AutoNation Inc.	76,111	12,602
*	Capri Holdings Ltd.	274,026	12,413
	Hyatt Hotels Corp. Class A	76,726	12,247
	Toll Brothers Inc.	93,872	12,144
	Dollar General Corp.	75,781	11,826
	Darden Restaurants Inc.	68,471	11,445
*	Take-Two Interactive Software Inc.	74,618	11,080
	Gentex Corp.	304,013	10,981
*	Expedia Group Inc.	66,774	9,198
	Interpublic Group of Cos. Inc.	260,110	8,487
	Southwest Airlines Co.	282,052	8,233
	Las Vegas Sands Corp.	157,379	8,136
	Omnicom Group Inc.	83,383	8,068
*	Ulta Beauty Inc.	15,005	7,846
*	MGM Resorts International	163,296	7,709
*	Floor & Decor Holdings Inc. Class A	53,322	6,912
*	Liberty Media Corp.-Liberty Formula One Class C	102,072	6,696
*	Deckers Outdoor Corp.	6,986	6,576

		Shares	Market Value ($000)
*	Burlington Stores Inc.	28,282	6,567
*	BJ's Wholesale Club Holdings Inc.	82,951	6,275
*	Etsy Inc.	85,596	5,882
	Tractor Supply Co.	21,460	5,616
*	Norwegian Cruise Line Holdings Ltd.	265,895	5,565
*	American Airlines Group Inc.	356,238	5,468
*	Alaska Air Group Inc.	119,497	5,137
*	DraftKings Inc. Class A	111,122	5,046
	Hasbro Inc.	77,134	4,360
	Ralph Lauren Corp. Class A	23,166	4,350
	Wynn Resorts Ltd.	42,329	4,327
*	Crocs Inc.	29,940	4,305
	News Corp. Class A	153,012	4,006
*	Coty Inc. Class A	334,341	3,999
*	Skechers USA Inc. Class A	64,614	3,958
	BorgWarner Inc.	113,602	3,947
*	Carnival Corp.	241,432	3,945
*	Liberty Media Corp.-Liberty SiriusXM	128,394	3,815
	Advance Auto Parts Inc.	44,269	3,767
*	TripAdvisor Inc.	133,925	3,722
*	Five Below Inc.	20,096	3,645
*	Liberty Media Corp.-Liberty SiriusXM Class A	122,436	3,636
*	SiteOne Landscape Supply Inc.	20,508	3,580
	Lear Corp.	24,522	3,553
*	Liberty Media Corp.-Liberty Formula One Class A	60,489	3,553
	Best Buy Co. Inc.	41,815	3,430
*	Bright Horizons Family Solutions Inc.	30,211	3,425
	Vail Resorts Inc.	15,007	3,344
*	ROBLOX Corp. Class A	83,801	3,200
	LKQ Corp.	59,159	3,160
*	Trade Desk Inc. Class A	36,032	3,150
*	Peloton Interactive Inc. Class A	730,230	3,129
*	Under Armour Inc. Class C	424,739	3,033
*	Warner Bros Discovery Inc.	343,907	3,002
	New York Times Co. Class A	68,276	2,951
	RB Global Inc.	38,717	2,949
	Pool Corp.	7,246	2,924
	U-Haul Holding Co. (XNYS)	39,075	2,606
*	Grand Canyon Education Inc.	18,705	2,548
*	Planet Fitness Inc. Class A	40,472	2,535
	Williams-Sonoma Inc.	7,893	2,506
*	Ollie's Bargain Outlet Holdings Inc.	31,452	2,503
	Nexstar Media Group Inc. Class A	14,455	2,490
	Genuine Parts Co.	15,989	2,477
*	Penn Entertainment Inc.	135,489	2,467
	Domino's Pizza Inc.	4,900	2,435
	Harley-Davidson Inc.	54,931	2,403
	Polaris Inc.	23,114	2,314
*	Petco Health & Wellness Co. Inc. Class A	972,583	2,217
*	Mattel Inc.	111,801	2,215
*	Lyft Inc. Class A	108,474	2,099
*	QuantumScape Corp. Class A	327,550	2,060
*	Liberty Media Corp.-Liberty Live Class C	46,770	2,049
	Churchill Downs Inc.	14,559	1,802
	TKO Group Holdings Inc. Class A	20,218	1,747
	Fox Corp. Class B	59,280	1,697
	Lennar Corp. Class B	10,972	1,692
	Thor Industries Inc.	13,531	1,588

		Shares	Market Value ($000)
	Aramark	46,461	1,511
*	Madison Square Garden Sports Corp.	7,890	1,456
	Lithia Motors Inc. Class A	4,830	1,453
*	Liberty Media Corp.-Liberty Live Class A	34,301	1,453
	News Corp. Class B	50,143	1,357
*	AMC Entertainment Holdings Inc. Class A	364,769	1,357
	Rollins Inc.	26,651	1,233
	Paramount Global Class B	104,347	1,228
	Ford Motor Co.	89,431	1,188
*	Victoria's Secret & Co.	58,973	1,143
	Phinia Inc.	22,720	873
	Sirius XM Holdings Inc.	212,048	823
*	Under Armour Inc. Class A	94,297	696
*	Mister Car Wash Inc.	80,438	623
	Copa Holdings SA Class A	5,903	615
	Avis Budget Group Inc.	5,000	612
	Nordstrom Inc.	28,246	573
*	U-Haul Holding Co.	8,480	573
*	Cava Group Inc.	7,222	506
*	YETI Holdings Inc.	13,095	505
*	RH	1,448	504
*	Wayfair Inc. Class A	7,382	501
	Garmin Ltd.	3,130	466
*	Driven Brands Holdings Inc.	25,754	407
*	Caesars Entertainment Inc.	8,822	386
*	GameStop Corp. Class A	24,685	309
	Service Corp. International	1,239	92
	Fox Corp. Class A	2,073	65
	Boyd Gaming Corp.	720	48
	Dick's Sporting Goods Inc.	200	45
	Choice Hotels International Inc.	227	29
	Penske Automotive Group Inc.	140	23
	Wendy's Co.	1,189	22
	Carter's Inc.	250	21
	Columbia Sportswear Co.	235	19
	Gap Inc.	674	19
	Wyndham Hotels & Resorts Inc.	241	18
	Tapestry Inc.	268	13
	H&R Block Inc.	250	12
			3,003,664
Consumer Staples (4.7%)
	Procter & Gamble Co.	995,689	161,551
	PepsiCo Inc.	557,663	97,597
	Coca-Cola Co.	1,448,534	88,621
	Philip Morris International Inc.	553,688	50,729
	Mondelez International Inc. Class A	593,003	41,510
*	Monster Beverage Corp.	697,905	41,372
	McKesson Corp.	66,291	35,588
	CVS Health Corp.	442,664	35,307
	Colgate-Palmolive Co.	371,028	33,411
*	Post Holdings Inc.	257,870	27,406
	Cencora Inc.	108,183	26,287
	Kroger Co.	412,774	23,582
	Constellation Brands Inc. Class A	79,903	21,714
	Church & Dwight Co. Inc.	170,662	17,802
	Corteva Inc.	282,638	16,300
	Altria Group Inc.	355,660	15,514
	Hershey Co.	78,828	15,332

		Shares	Market Value ($000)
	Sysco Corp.	180,105	14,621
	Archer-Daniels-Midland Co.	232,468	14,601
	Kenvue Inc.	628,337	13,484
	McCormick & Co. Inc. (Non-Voting)	173,197	13,303
	Kimberly-Clark Corp.	98,134	12,694
*	Darling Ingredients Inc.	269,657	12,542
	Keurig Dr Pepper Inc.	391,278	12,000
	Clorox Co.	69,726	10,676
	General Mills Inc.	142,430	9,966
	Brown-Forman Corp. Class B	185,294	9,565
	Tyson Foods Inc. Class A	161,658	9,494
	Casey's General Stores Inc.	27,851	8,869
	Spectrum Brands Holdings Inc.	89,440	7,961
*	US Foods Holding Corp.	144,093	7,777
	Lamb Weston Holdings Inc.	71,576	7,625
	Hormel Foods Corp.	209,953	7,325
*	Performance Food Group Co.	91,007	6,793
	Ingredion Inc.	54,014	6,312
	J M Smucker Co.	46,718	5,880
*	Freshpet Inc.	49,275	5,709
*	Grocery Outlet Holding Corp.	173,463	4,992
	Molson Coors Beverage Co. Class B	72,858	4,900
	Campbell Soup Co.	103,939	4,620
	WK Kellogg Co.	191,879	3,607
*	Pilgrim's Pride Corp.	89,820	3,083
	Kraft Heinz Co.	83,527	3,082
*	Celsius Holdings Inc.	33,273	2,759
*	Boston Beer Co. Inc. Class A	8,986	2,736
	Bunge Global SA	20,905	2,143
	Kellanova	27,247	1,561
	Brown-Forman Corp. Class A	18,956	1,004
	Walgreens Boots Alliance Inc.	38,744	840
	Seaboard Corp.	111	358
	Flowers Foods Inc.	8,974	213
	Conagra Brands Inc.	4,077	121
*	Olaplex Holdings Inc.	41,152	79
	Reynolds Consumer Products Inc.	413	12
			982,930
Energy (4.0%)
	Exxon Mobil Corp.	1,563,338	181,722
	Chevron Corp.	745,570	117,606
	ConocoPhillips	515,928	65,667
	Marathon Petroleum Corp.	188,281	37,939
	Occidental Petroleum Corp.	533,473	34,670
	Schlumberger NV	596,664	32,703
	EOG Resources Inc.	246,153	31,468
	Cheniere Energy Inc.	173,517	27,985
	Valero Energy Corp.	155,896	26,610
	Phillips 66	158,889	25,953
	Devon Energy Corp.	503,073	25,244
	Pioneer Natural Resources Co.	91,866	24,115
	EQT Corp.	497,639	18,448
	Hess Corp.	118,201	18,042
	Diamondback Energy Inc.	89,953	17,826
	Halliburton Co.	395,337	15,584
*	Antero Resources Corp.	490,350	14,220
	NOV Inc.	690,587	13,480
	Baker Hughes Co. Class A	397,451	13,315

		Shares	Market Value ($000)
	Williams Cos. Inc.	279,777	10,903
	Marathon Oil Corp.	381,226	10,804
	Targa Resources Corp.	91,406	10,237
	Coterra Energy Inc.	364,433	10,160
*	First Solar Inc.	50,632	8,547
	APA Corp.	206,479	7,099
	Texas Pacific Land Corp.	7,233	4,184
*	Southwestern Energy Co.	527,857	4,001
	Range Resources Corp.	108,753	3,744
	Ovintiv Inc.	70,964	3,683
	HF Sinclair Corp.	56,712	3,424
*	Plug Power Inc.	807,036	2,776
	DT Midstream Inc.	40,621	2,482
	ONEOK Inc.	18,367	1,473
	Antero Midstream Corp.	96,938	1,363
*	Enphase Energy Inc.	9,400	1,137
*	Fluence Energy Inc.	15,959	277
	Vitesse Energy Inc.	11,247	267
			829,158
Financials (10.8%)
*	Berkshire Hathaway Inc. Class B	912,603	383,768
	JPMorgan Chase & Co.	1,154,087	231,164
	Bank of America Corp.	3,083,888	116,941
	Wells Fargo & Co.	1,544,233	89,504
	Morgan Stanley	767,182	72,238
	S&P Global Inc.	134,371	57,168
	Progressive Corp.	273,358	56,536
	Goldman Sachs Group Inc.	129,448	54,069
	Citigroup Inc.	778,874	49,256
	Charles Schwab Corp.	633,859	45,853
	MSCI Inc. Class A	73,052	40,942
	BlackRock Inc.	48,984	40,838
	Aon plc Class A	119,279	39,806
	Chubb Ltd.	148,830	38,566
	Marsh & McLennan Cos. Inc.	185,643	38,239
	Intercontinental Exchange Inc.	255,235	35,077
	Ameriprise Financial Inc.	77,718	34,075
	Moody's Corp.	76,633	30,119
	Brown & Brown Inc.	341,058	29,856
*	Arch Capital Group Ltd.	309,231	28,585
	Aflac Inc.	298,125	25,597
	American International Group Inc.	306,158	23,932
	CME Group Inc.	109,349	23,542
	Discover Financial Services	176,147	23,091
	KKR & Co. Inc.	222,095	22,338
	Arthur J Gallagher & Co.	89,279	22,323
	Travelers Cos. Inc.	94,766	21,809
	W R Berkley Corp.	239,930	21,219
	Nasdaq Inc.	335,928	21,197
*	Coinbase Global Inc. Class A	76,480	20,276
	PNC Financial Services Group Inc.	116,652	18,851
	Allstate Corp.	108,743	18,814
	US Bancorp	389,971	17,432
	Raymond James Financial Inc.	129,707	16,657
	Prudential Financial Inc.	140,884	16,540
	Assurant Inc.	76,527	14,405
	Apollo Global Management Inc.	125,719	14,137
	SLM Corp.	646,586	14,089

		Shares	Market Value ($000)
	Popular Inc.	153,668	13,537
	Truist Financial Corp.	340,772	13,283
*	NU Holdings Ltd. Class A	1,039,346	12,399
	Globe Life Inc.	101,186	11,775
	Fifth Third Bancorp	314,536	11,704
	Broadridge Financial Solutions Inc.	57,129	11,703
	MetLife Inc.	156,593	11,605
	Reinsurance Group of America Inc.	59,104	11,400
*	Markel Group Inc.	7,439	11,318
	Blackstone Inc.	84,743	11,133
	State Street Corp.	143,577	11,101
	T. Rowe Price Group Inc.	90,620	11,048
	East West Bancorp Inc.	134,007	10,601
	M&T Bank Corp.	69,907	10,167
	White Mountains Insurance Group Ltd.	5,215	9,357
*	Robinhood Markets Inc. Class A	461,578	9,292
	Principal Financial Group Inc.	107,328	9,264
	Commerce Bancshares Inc.	166,524	8,859
	SEI Investments Co.	122,255	8,790
	Bank of New York Mellon Corp.	150,389	8,665
	Willis Towers Watson plc	31,075	8,546
	First Citizens BancShares Inc. Class A	4,710	7,701
	Loews Corp.	97,510	7,634
	Zions Bancorp NA	171,375	7,438
	Hartford Financial Services Group Inc.	71,498	7,368
	FactSet Research Systems Inc.	16,164	7,345
	Voya Financial Inc.	97,876	7,235
	LPL Financial Holdings Inc.	27,341	7,224
	Hanover Insurance Group Inc.	48,707	6,632
	KeyCorp	411,095	6,499
	Wintrust Financial Corp.	61,743	6,445
*	Brighthouse Financial Inc.	123,132	6,346
	Interactive Brokers Group Inc. Class A	55,424	6,191
	Cullen/Frost Bankers Inc.	46,483	5,233
	MGIC Investment Corp.	202,775	4,534
	RenaissanceRe Holdings Ltd.	18,039	4,240
	American Financial Group Inc.	28,602	3,904
	Jefferies Financial Group Inc.	86,956	3,835
*	Credit Acceptance Corp.	6,890	3,800
	Webster Financial Corp.	73,560	3,735
	BOK Financial Corp.	38,778	3,568
	Stifel Financial Corp.	37,286	2,915
	CNA Financial Corp.	62,286	2,829
	Morningstar Inc.	8,784	2,709
	Northern Trust Corp.	29,195	2,596
	Pinnacle Financial Partners Inc.	29,964	2,573
	Lincoln National Corp.	71,718	2,290
	First Horizon Corp.	139,824	2,153
	Cboe Global Markets Inc.	11,618	2,135
	FNB Corp.	141,348	1,993
	Everest Group Ltd.	4,732	1,881
	Affiliated Managers Group Inc.	10,087	1,689
	Fidelity National Financial Inc.	29,762	1,580
	Tradeweb Markets Inc. Class A	15,134	1,577
	Ally Financial Inc.	38,372	1,558
	Western Alliance Bancorp	22,469	1,442
	Primerica Inc.	5,531	1,399
	Assured Guaranty Ltd.	13,487	1,177

		Shares	Market Value ($000)
*	Rocket Cos. Inc. Class A	73,677	1,072
	Lazard Inc. Class A	18,791	787
	Ryan Specialty Holdings Inc. Class A	6,435	357
*	SoFi Technologies Inc.	47,946	350
	Kemper Corp.	4,492	278
	New York Community Bancorp Inc.	40,854	132
	Erie Indemnity Co. Class A	316	127
	F&G Annuities & Life Inc.	2,023	82
	MarketAxess Holdings Inc.	194	43
	Evercore Inc. Class A	113	22
	Ares Management Corp. Class A	140	19
	Cincinnati Financial Corp.	125	16
	Huntington Bancshares Inc.	1,165	16
	Unum Group	264	14
	Carlyle Group Inc.	269	13
	Bank OZK	264	12
	Axis Capital Holdings Ltd.	190	12
	Old Republic International Corp.	371	11
	Prosperity Bancshares Inc.	163	11
	First American Financial Corp.	166	10
	Regions Financial Corp.	466	10
	Synovus Financial Corp.	234	9
	Franklin Resources Inc.	280	8
	Janus Henderson Group plc	213	7
			2,249,217
Health Care (11.4%)
	Eli Lilly & Co.	350,302	272,521
	UnitedHealth Group Inc.	385,951	190,930
	Johnson & Johnson	917,275	145,104
	Merck & Co. Inc.	982,793	129,680
	AbbVie Inc.	626,702	114,122
	Thermo Fisher Scientific Inc.	155,650	90,465
	Abbott Laboratories	693,260	78,796
	Amgen Inc.	236,310	67,188
	Danaher Corp.	259,597	64,827
*	Intuitive Surgical Inc.	145,826	58,198
	Cigna Group	154,932	56,270
*	Regeneron Pharmaceuticals Inc.	54,820	52,764
	Elevance Health Inc.	101,321	52,539
*	Boston Scientific Corp.	752,639	51,548
*	Vertex Pharmaceuticals Inc.	117,029	48,919
	Pfizer Inc.	1,624,192	45,071
	Stryker Corp.	125,199	44,805
	Zoetis Inc. Class A	245,316	41,510
	Medtronic plc	457,509	39,872
	Gilead Sciences Inc.	454,489	33,291
	Becton Dickinson & Co.	124,469	30,800
	Agilent Technologies Inc.	201,648	29,342
*	Biogen Inc.	131,831	28,427
	HCA Healthcare Inc.	85,223	28,424
	Bristol-Myers Squibb Co.	478,528	25,951
*	Moderna Inc.	215,982	23,015
	Humana Inc.	60,904	21,117
*	Charles River Laboratories International Inc.	76,292	20,671
*	Dexcom Inc.	147,899	20,514
*	IQVIA Holdings Inc.	76,161	19,260
*	Centene Corp.	235,154	18,455
*	IDEXX Laboratories Inc.	33,737	18,216

		Shares	Market Value ($000)
*	Edwards Lifesciences Corp.	187,783	17,945
	Cooper Cos. Inc.	163,636	16,602
	Cardinal Health Inc.	137,780	15,418
	Bruker Corp.	161,181	15,141
	Laboratory Corp. of America Holdings	66,721	14,576
	GE HealthCare Technologies Inc.	151,457	13,769
*	Alnylam Pharmaceuticals Inc.	90,446	13,517
	Bio-Techne Corp.	179,780	12,655
	Zimmer Biomet Holdings Inc.	95,477	12,601
*	BioMarin Pharmaceutical Inc.	139,391	12,174
*	Veeva Systems Inc. Class A	51,747	11,989
*	Jazz Pharmaceuticals plc	96,533	11,624
	Revvity Inc.	106,266	11,158
	Universal Health Services Inc. Class B	58,942	10,755
*	Hologic Inc.	135,866	10,592
*	Molina Healthcare Inc.	25,632	10,530
*	ICON plc	31,078	10,441
	QIAGEN NV	230,025	9,889
*	Henry Schein Inc.	125,538	9,481
	Quest Diagnostics Inc.	69,413	9,240
*	Incyte Corp.	155,787	8,875
	Teleflex Inc.	36,695	8,299
*	Sarepta Therapeutics Inc.	55,365	7,168
*	Exact Sciences Corp.	103,756	7,165
	West Pharmaceutical Services Inc.	17,994	7,120
	STERIS plc	31,012	6,972
*	United Therapeutics Corp.	30,130	6,921
*	Catalent Inc.	118,777	6,705
	Baxter International Inc.	153,258	6,550
*	Ultragenyx Pharmaceutical Inc.	129,582	6,050
	ResMed Inc.	29,464	5,835
*	Tenet Healthcare Corp.	50,862	5,346
*	DaVita Inc.	36,758	5,074
*	Natera Inc.	53,259	4,871
*	Ionis Pharmaceuticals Inc.	107,591	4,664
*	Neurocrine Biosciences Inc.	32,932	4,542
*	Bio-Rad Laboratories Inc. Class A	12,885	4,457
*	Align Technology Inc.	12,921	4,237
*	Insulet Corp.	24,582	4,213
*	Penumbra Inc.	18,571	4,145
*	Acadia Healthcare Co. Inc.	51,806	4,104
*	Exelixis Inc.	150,917	3,581
*	Fortrea Holdings Inc.	80,501	3,231
	DENTSPLY SIRONA Inc.	89,184	2,960
*	Illumina Inc.	20,989	2,882
*	Envista Holdings Corp.	124,208	2,656
	Viatris Inc.	206,750	2,469
*	Repligen Corp.	13,058	2,402
*	Azenta Inc.	36,109	2,177
*	Enovis Corp.	28,715	1,793
	Encompass Health Corp.	21,067	1,740
*	Globus Medical Inc. Class A	30,413	1,631
*	Amedisys Inc.	17,685	1,630
*	Masimo Corp.	9,739	1,430
*	Novocure Ltd.	89,546	1,400
*	Roivant Sciences Ltd.	122,062	1,287
	Chemed Corp.	1,985	1,274
*	Avantor Inc.	48,024	1,228

		Shares	Market Value ($000)
	Organon & Co.	60,226	1,132
*	Elanco Animal Health Inc.	57,775	941
*	Zimvie Inc.	49,062	809
*	Shockwave Medical Inc.	1,764	574
*	Apellis Pharmaceuticals Inc.	8,888	522
*	Certara Inc.	26,232	469
*	Inspire Medical Systems Inc.	2,134	458
*	Medpace Holdings Inc.	947	383
*	Sotera Health Co.	28,426	341
*	Integra LifeSciences Holdings Corp.	9,266	328
*	Teladoc Health Inc.	18,674	282
*	Doximity Inc. Class A	9,884	266
*	QuidelOrtho Corp.	5,404	259
*	10X Genomics Inc. Class A	5,356	201
			2,378,758
Industrials (13.0%)
	Visa Inc. Class A	683,104	190,641
	Mastercard Inc. Class A	355,268	171,086
	Accenture plc Class A	258,904	89,739
	General Electric Co.	454,373	79,756
	Union Pacific Corp.	254,904	62,689
	Caterpillar Inc.	169,239	62,014
	American Express Co.	260,066	59,214
*	Boeing Co.	269,648	52,039
	TransDigm Group Inc.	41,082	50,597
*	Fiserv Inc.	316,479	50,580
	Honeywell International Inc.	229,942	47,196
	Old Dominion Freight Line Inc.	212,610	46,628
	Cintas Corp.	65,348	44,896
	RTX Corp.	457,310	44,601
*	PayPal Holdings Inc.	658,148	44,089
	Sherwin-Williams Co.	123,560	42,916
	Eaton Corp. plc	129,381	40,455
	Deere & Co.	95,500	39,226
	Parker-Hannifin Corp.	64,817	36,025
	Illinois Tool Works Inc.	133,372	35,788
	CSX Corp.	943,154	34,963
	United Parcel Service Inc. Class B	230,234	34,220
	Northrop Grumman Corp.	66,694	31,924
	Verisk Analytics Inc. Class A	132,233	31,171
	FedEx Corp.	107,576	31,169
	General Dynamics Corp.	110,221	31,136
	Norfolk Southern Corp.	116,015	29,569
	Automatic Data Processing Inc.	115,159	28,760
	Global Payments Inc.	213,540	28,542
	Martin Marietta Materials Inc.	46,278	28,412
*	Mettler-Toledo International Inc.	21,279	28,329
	AMETEK Inc.	151,988	27,799
	PACCAR Inc.	217,746	26,977
	Lockheed Martin Corp.	53,668	24,412
	Vulcan Materials Co.	87,751	23,949
	Eagle Materials Inc.	86,864	23,605
	WW Grainger Inc.	22,697	23,090
	Carlisle Cos. Inc.	56,053	21,964
*	Waters Corp.	63,290	21,786
	Jacobs Solutions Inc.	140,325	21,572
*	Keysight Technologies Inc.	126,368	19,761
	Equifax Inc.	71,898	19,234

		Shares	Market Value ($000)
	Lennox International Inc.	38,471	18,803
	IDEX Corp.	76,994	18,788
	Emerson Electric Co.	161,076	18,269
	United Rentals Inc.	24,859	17,926
	Carrier Global Corp.	307,603	17,881
	Owens Corning	100,139	16,703
	L3Harris Technologies Inc.	78,249	16,675
	Quanta Services Inc.	63,452	16,485
	Trane Technologies plc	53,740	16,133
	3M Co.	150,496	15,963
	Expeditors International of Washington Inc.	130,032	15,808
	JB Hunt Transport Services Inc.	77,704	15,483
	Otis Worldwide Corp.	154,499	15,337
	Capital One Financial Corp.	101,944	15,178
	Landstar System Inc.	77,810	14,999
	Cummins Inc.	50,360	14,839
	BWX Technologies Inc.	144,342	14,812
	CNH Industrial NV	1,119,823	14,513
	Ball Corp.	211,487	14,246
*	Teledyne Technologies Inc.	31,732	13,623
	Textron Inc.	138,654	13,301
	Toro Co.	140,216	12,848
	Fortive Corp.	148,709	12,792
	AGCO Corp.	103,889	12,780
	Huntington Ingalls Industries Inc.	42,737	12,457
	Ingersoll Rand Inc.	127,975	12,151
*	Zebra Technologies Corp. Class A	38,549	11,620
	Xylem Inc.	89,582	11,578
	Armstrong World Industries Inc.	91,138	11,321
*	Builders FirstSource Inc.	53,216	11,098
	Crown Holdings Inc.	137,555	10,903
	Fidelity National Information Services Inc.	146,734	10,885
	DuPont de Nemours Inc.	140,582	10,778
	Westinghouse Air Brake Technologies Corp.	72,508	10,563
	Oshkosh Corp.	79,990	9,976
*	Corpay Inc.	31,032	9,575
	ITT Inc.	69,239	9,419
	Graco Inc.	99,359	9,286
*	Axon Enterprise Inc.	29,285	9,163
	Jack Henry & Associates Inc.	51,317	8,915
	Synchrony Financial	200,945	8,665
*	Fair Isaac Corp.	6,737	8,419
	Rockwell Automation Inc.	27,534	8,021
	Veralto Corp.	90,032	7,982
	Donaldson Co. Inc.	101,876	7,608
	Howmet Aerospace Inc.	108,701	7,438
	Robert Half Inc.	91,429	7,248
	Johnson Controls International plc	110,027	7,187
	Dover Corp.	40,038	7,094
*	Trimble Inc.	108,606	6,990
	EMCOR Group Inc.	19,710	6,902
*	Saia Inc.	11,725	6,859
	PPG Industries Inc.	46,985	6,808
	Genpact Ltd.	194,732	6,416
*	Block Inc. Class A	73,968	6,256
*	XPO Inc.	51,261	6,255
	Valmont Industries Inc.	26,229	5,988
	HEICO Corp.	28,466	5,437

		Shares	Market Value ($000)
	Packaging Corp. of America	27,608	5,239
	Allison Transmission Holdings Inc.	63,742	5,173
	Paychex Inc.	40,215	4,938
*	Mohawk Industries Inc.	34,649	4,535
	Advanced Drainage Systems Inc.	25,160	4,334
*	WillScot Mobile Mini Holdings Corp.	92,628	4,307
	AECOM	42,351	4,154
	Curtiss-Wright Corp.	16,014	4,099
	ManpowerGroup Inc.	52,638	4,087
	Tetra Tech Inc.	22,037	4,070
	MSC Industrial Direct Co. Inc. Class A	41,833	4,059
	Flowserve Corp.	88,132	4,026
	Woodward Inc.	24,846	3,829
*	Axalta Coating Systems Ltd.	109,313	3,759
*	Trex Co. Inc.	34,391	3,431
	Sealed Air Corp.	92,139	3,428
*	Affirm Holdings Inc. Class A	87,707	3,268
	WESCO International Inc.	18,606	3,187
	Berry Global Group Inc.	52,116	3,152
*	TopBuild Corp.	6,987	3,079
*	WEX Inc.	11,991	2,848
	Crane Co.	20,174	2,726
*	FTI Consulting Inc.	12,884	2,709
*	MasTec Inc.	28,849	2,690
	Vontier Corp.	59,035	2,678
*	AZEK Co. Inc. Class A	53,067	2,665
	CH Robinson Worldwide Inc.	34,925	2,659
*	GXO Logistics Inc.	49,423	2,657
	Nordson Corp.	9,571	2,628
	Stanley Black & Decker Inc.	26,675	2,612
*	Euronet Worldwide Inc.	23,337	2,565
*	Middleby Corp.	15,011	2,414
	Esab Corp.	21,096	2,333
*	Knife River Corp.	28,170	2,284
*	Kirby Corp.	23,122	2,204
	Hubbell Inc. Class B	5,281	2,192
*	Spirit AeroSystems Holdings Inc. Class A	59,896	2,160
	Acuity Brands Inc.	7,642	2,054
	MDU Resources Group Inc.	80,878	2,038
*	Shift4 Payments Inc. Class A	30,365	2,006
	Pentair plc	21,676	1,852
	Lincoln Electric Holdings Inc.	6,990	1,786
	Allegion plc	12,560	1,692
	nVent Electric plc	22,427	1,691
	Regal Rexnord Corp.	9,368	1,687
	Fortune Brands Innovations Inc.	19,846	1,680
	TransUnion	18,646	1,488
	A O Smith Corp.	15,254	1,365
	Booz Allen Hamilton Holding Corp. Class A	8,916	1,323
	MSA Safety Inc.	6,608	1,279
	Knight-Swift Transportation Holdings Inc. Class A	20,258	1,115
*	NCR Atleos Corp.	55,897	1,104
	Graphic Packaging Holding Co.	33,842	988
*	Gates Industrial Corp. plc	55,612	985
	Vestis Corp.	40,556	782
	MKS Instruments Inc.	5,873	781
	RPM International Inc.	5,644	671
*	Core & Main Inc. Class A	11,478	657

		Shares	Market Value ($000)
	Silgan Holdings Inc.	11,464	557
	AptarGroup Inc.	3,262	469
	Littelfuse Inc.	1,812	439
*	Masterbrand Inc.	21,413	401
	Brunswick Corp.	3,917	378
*	Hayward Holdings Inc.	23,777	364
*	RXO Inc.	15,723	344
*	Paylocity Holding Corp.	1,635	281
*	Generac Holdings Inc.	1,576	199
	Cognex Corp.	4,000	170
	Sonoco Products Co.	2,778	161
	HEICO Corp. Class A	992	153
*	Atmus Filtration Technologies Inc.	3,037	98
	Louisiana-Pacific Corp.	303	25
	Masco Corp.	287	23
	Schneider National Inc. Class B	995	23
	Air Lease Corp. Class A	423	22
	Watsco Inc.	47	20
	Snap-on Inc.	60	18
	Westrock Co.	333	16
	Ryder System Inc.	128	15
	ADT Inc.	2,106	14
	Crane NXT Co.	164	10
*,1	GCI Liberty Inc.	58,613	—
			2,710,367
Real Estate (2.4%)
	Prologis Inc.	403,489	52,542
	American Tower Corp.	200,289	39,575
	Equinix Inc.	39,638	32,714
*	CBRE Group Inc. Class A	291,420	28,338
	SBA Communications Corp. Class A	104,615	22,670
*	CoStar Group Inc.	232,390	22,449
	Welltower Inc.	210,933	19,710
	Public Storage	62,784	18,211
	Crown Castle Inc.	158,278	16,751
	Digital Realty Trust Inc.	110,826	15,963
	Extra Space Storage Inc.	105,773	15,549
	Realty Income Corp.	265,887	14,385
	Simon Property Group Inc.	82,364	12,889
	Weyerhaeuser Co.	354,822	12,742
	American Homes 4 Rent Class A	342,614	12,601
	Equity LifeStyle Properties Inc.	192,195	12,377
	AvalonBay Communities Inc.	62,823	11,657
	VICI Properties Inc. Class A	348,140	10,371
*	Jones Lang LaSalle Inc.	50,679	9,887
	Invitation Homes Inc.	267,654	9,531
	Equity Residential	146,175	9,225
	Mid-America Apartment Communities Inc.	62,574	8,234
	Essex Property Trust Inc.	32,068	7,851
	Ventas Inc.	168,878	7,353
*	Howard Hughes Holdings Inc.	97,953	7,113
	Host Hotels & Resorts Inc.	299,986	6,204
	Lamar Advertising Co. Class A	49,778	5,944
	Alexandria Real Estate Equities Inc.	43,569	5,616
*	Zillow Group Inc. Class C	108,338	5,285
	Vornado Realty Trust	167,394	4,816
	EastGroup Properties Inc.	26,627	4,787
	Rexford Industrial Realty Inc.	87,828	4,418

		Shares	Market Value ($000)
*	Zillow Group Inc. Class A	91,767	4,392
	UDR Inc.	116,501	4,358
	First Industrial Realty Trust Inc.	82,530	4,336
	Camden Property Trust	40,323	3,968
	Kimco Realty Corp.	183,756	3,603
	CubeSmart	76,750	3,471
	Park Hotels & Resorts Inc.	137,916	2,412
	Sun Communities Inc.	17,012	2,187
	Rayonier Inc.	62,009	2,061
	Apartment Income REIT Corp. Class A	59,831	1,943
	Iron Mountain Inc.	23,721	1,903
	EPR Properties	28,570	1,213
	Federal Realty Investment Trust	8,239	841
	Americold Realty Trust Inc.	30,717	765
	Douglas Emmett Inc.	5,620	78
	Brixmor Property Group Inc.	356	8
	Regency Centers Corp.	135	8
	NNN REIT Inc.	158	7
	Gaming & Leisure Properties Inc.	124	6
			505,318
Technology (32.6%)
	Microsoft Corp.	3,147,464	1,324,201
	Apple Inc.	6,249,113	1,071,598
	NVIDIA Corp.	1,004,904	907,991
	Meta Platforms Inc. Class A	947,619	460,145
*	Alphabet Inc. Class A	2,544,544	384,048
*	Alphabet Inc. Class C	2,164,034	329,496
	Broadcom Inc.	170,756	226,322
*	Advanced Micro Devices Inc.	679,227	122,594
	Salesforce Inc.	397,975	119,862
	Applied Materials Inc.	482,341	99,473
*	Adobe Inc.	194,259	98,023
*	Cadence Design Systems Inc.	272,735	84,897
	Oracle Corp.	657,786	82,625
	Lam Research Corp.	84,650	82,243
	Intuit Inc.	123,342	80,172
	QUALCOMM Inc.	456,665	77,313
*	Synopsys Inc.	133,608	76,357
	Intel Corp.	1,551,541	68,532
	KLA Corp.	89,136	62,268
	Texas Instruments Inc.	356,982	62,190
*	ServiceNow Inc.	80,960	61,724
	International Business Machines Corp.	263,114	50,244
	Micron Technology Inc.	414,454	48,860
	Amphenol Corp. Class A	346,011	39,912
	Analog Devices Inc.	179,001	35,405
*	Autodesk Inc.	135,214	35,212
*	Palo Alto Networks Inc.	121,042	34,392
*	Fortinet Inc.	440,803	30,111
	Roper Technologies Inc.	52,739	29,578
*	Crowdstrike Holdings Inc. Class A	84,151	26,978
	Teradyne Inc.	218,782	24,685
	Marvell Technology Inc.	330,308	23,412
*	Snowflake Inc. Class A	139,385	22,525
*	Workday Inc. Class A	81,034	22,102
*	Gartner Inc.	44,952	21,427
*	Western Digital Corp.	276,217	18,849
*	DoorDash Inc. Class A	125,673	17,308

		Shares	Market Value ($000)
	Cognizant Technology Solutions Corp. Class A	232,083	17,009
*	Palantir Technologies Inc. Class A	645,640	14,856
	Corning Inc.	449,200	14,806
	NetApp Inc.	135,113	14,183
*	Arrow Electronics Inc.	106,525	13,791
*	Datadog Inc. Class A	108,847	13,453
*	ON Semiconductor Corp.	180,561	13,280
	Hewlett Packard Enterprise Co.	712,810	12,638
*	HubSpot Inc.	18,865	11,820
	Vertiv Holdings Co. Class A	140,567	11,480
*	ANSYS Inc.	32,359	11,234
	Microchip Technology Inc.	123,882	11,113
*	Atlassian Corp. Class A	56,213	10,968
	Monolithic Power Systems Inc.	15,563	10,543
*	Pinterest Inc. Class A	301,952	10,469
*	MongoDB Inc. Class A	27,282	9,784
	Dolby Laboratories Inc. Class A	116,172	9,732
*	PTC Inc.	50,661	9,572
	HP Inc.	314,733	9,511
*	Cloudflare Inc. Class A	97,703	9,461
*	Manhattan Associates Inc.	34,884	8,729
	Dell Technologies Inc. Class C	75,945	8,666
*	VeriSign Inc.	42,734	8,099
*	GoDaddy Inc. Class A	64,059	7,603
*	Pure Storage Inc. Class A	142,824	7,425
*	Akamai Technologies Inc.	62,535	6,801
*	Maplebear Inc.	173,735	6,479
*	Zscaler Inc.	33,533	6,459
	Entegris Inc.	43,689	6,140
	Gen Digital Inc.	267,673	5,996
	SS&C Technologies Holdings Inc.	92,885	5,979
	Jabil Inc.	42,664	5,715
*	Match Group Inc.	155,301	5,634
*	F5 Inc.	28,229	5,352
*	Toast Inc. Class A	211,601	5,273
	Avnet Inc.	106,031	5,257
*	Qorvo Inc.	41,818	4,802
*	Lattice Semiconductor Corp.	59,941	4,689
*	DocuSign Inc. Class A	76,194	4,537
	CDW Corp.	17,522	4,482
*	Guidewire Software Inc.	38,275	4,467
*	Dynatrace Inc.	95,407	4,431
*	Dayforce Inc.	65,458	4,334
*	Tyler Technologies Inc.	9,957	4,232
*	Coherent Corp.	62,048	3,761
	Skyworks Solutions Inc.	31,988	3,465
*	CACI International Inc. Class A	9,052	3,429
	Leidos Holdings Inc.	25,301	3,317
*	Nutanix Inc. Class A	51,287	3,165
*	IAC Inc.	58,528	3,122
*	Aspen Technology Inc.	13,804	2,944
*	AppLovin Corp. Class A	41,506	2,873
	Universal Display Corp.	15,466	2,605
*	Okta Inc. Class A	23,850	2,495
*	Teradata Corp.	60,048	2,322
*	Globant SA	11,484	2,319
*	DXC Technology Co.	90,713	1,924
*	Kyndryl Holdings Inc.	86,691	1,886

		Shares	Market Value ($000)
*	EPAM Systems Inc.	6,517	1,800
*	ZoomInfo Technologies Inc. Class A	98,711	1,582
*	DoubleVerify Holdings Inc.	42,402	1,491
*	NCR Voyix Corp.	111,794	1,412
	Bentley Systems Inc. Class B	24,059	1,256
	Concentrix Corp.	18,459	1,222
	Science Applications International Corp.	8,890	1,159
	Amdocs Ltd.	12,261	1,108
*	Allegro MicroSystems Inc.	34,019	917
*	Elastic NV	8,536	856
*	Vimeo Inc.	190,444	779
*	Twilio Inc. Class A	12,700	777
*	Dropbox Inc. Class A	30,238	735
*	IPG Photonics Corp.	8,062	731
*	Informatica Inc. Class A	17,729	621
*	Smartsheet Inc. Class A	14,447	556
*	Cirrus Logic Inc.	5,892	545
*	Procore Technologies Inc.	5,779	475
*	nCino Inc.	12,371	462
*	RingCentral Inc. Class A	10,947	380
*	GLOBALFOUNDRIES Inc.	6,712	350
*	Zoom Video Communications Inc. Class A	5,304	347
*	Five9 Inc.	5,086	316
*	SentinelOne Inc. Class A	13,155	307
*	Wolfspeed Inc.	10,313	304
*	Clarivate plc	38,598	287
*	Unity Software Inc.	10,697	286
*	UiPath Inc. Class A	12,564	285
	Paycom Software Inc.	1,400	279
*	HashiCorp Inc. Class A	9,923	267
*	Gitlab Inc. Class A	4,460	260
*	CCC Intelligent Solutions Holdings Inc.	20,186	241
	Pegasystems Inc.	1,565	101
	TD SYNNEX Corp.	281	32
			6,806,511
Telecommunications (1.8%)
	Cisco Systems Inc.	1,586,308	79,173
	Comcast Corp. Class A	1,748,872	75,814
	T-Mobile US Inc.	438,173	71,519
*	Arista Networks Inc.	102,481	29,717
	Verizon Communications Inc.	666,642	27,972
*	Charter Communications Inc. Class A	81,195	23,598
	AT&T Inc.	1,275,613	22,451
	Motorola Solutions Inc.	40,433	14,353
*	Ciena Corp.	208,040	10,288
	Juniper Networks Inc.	274,434	10,170
*	Frontier Communications Parent Inc.	308,205	7,551
*	Viasat Inc.	232,930	4,214
*	Liberty Broadband Corp. Class A	68,868	3,934
*	Liberty Broadband Corp. Class C	57,723	3,303
*	Roku Inc. Class A	38,824	2,530
*	Lumentum Holdings Inc.	10,233	484
			387,071
Utilities (2.3%)
	PG&E Corp.	3,750,001	62,850
	NextEra Energy Inc.	750,884	47,989
	Waste Management Inc.	171,073	36,464

			Shares	Market Value ($000)
		Duke Energy Corp.	309,026	29,886
		Constellation Energy Corp.	141,884	26,227
		Southern Co.	338,705	24,299
		Sempra	266,060	19,111
		WEC Energy Group Inc.	199,959	16,421
		Atmos Energy Corp.	129,145	15,351
		American Water Works Co. Inc.	123,293	15,068
		Exelon Corp.	386,906	14,536
		CMS Energy Corp.	212,061	12,796
		Consolidated Edison Inc.	133,236	12,099
		American Electric Power Co. Inc.	135,933	11,704
		Xcel Energy Inc.	206,229	11,085
		Eversource Energy	172,448	10,307
		Public Service Enterprise Group Inc.	151,716	10,132
		Edison International	139,937	9,898
		DTE Energy Co.	80,769	9,057
		FirstEnergy Corp.	215,613	8,327
		NiSource Inc.	277,058	7,663
		CenterPoint Energy Inc.	266,739	7,599
		Essential Utilities Inc.	194,378	7,202
		AES Corp.	385,856	6,918
		NRG Energy Inc.	97,120	6,574
		Republic Services Inc. Class A	32,062	6,138
		Dominion Energy Inc.	116,216	5,717
		Ameren Corp.	71,384	5,280
*		Sunrun Inc.	382,421	5,040
		Alliant Energy Corp.	92,022	4,638
		Entergy Corp.	43,203	4,566
*		Clean Harbors Inc.	22,369	4,503
		PPL Corp.	123,450	3,399
*		Stericycle Inc.	44,875	2,367
		IDACORP Inc.	21,330	1,981
		Evergy Inc.	36,900	1,970
		UGI Corp.	51,310	1,259
		National Fuel Gas Co.	9,448	508
		Vistra Corp.	6,465	450
		Pinnacle West Capital Corp.	1,103	82
				487,461
Total Common Stocks (Cost $5,969,633)				20,705,755
		Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[2]	Vanguard Market Liquidity Fund (Cost $169,100)	5.407%	1,691,284	169,095
Total Investments (99.9%) (Cost $6,138,733)				20,874,850
Other Assets and Liabilities—Net (0.1%)				23,186
Net Assets (100%)				20,898,036
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	717	190,310	3,785

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,705,755	—	—	20,705,755
Temporary Cash Investments	169,095	—	—	169,095
Total	20,874,850	—	—	20,874,850

Derivative Financial Instruments
Assets
Futures Contracts[1]	3,785	—	—	3,785
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.